Long-term debt - Disclosure of Minimum Finance Lease Payments (Details) $ in Thousands	Sep. 30, 2019 CAD ($)
Disclosure of finance lease and operating lease by lessee [line items]
Principal	$ 30,339
Interest	906
Payment	31,245
Less than one year
Disclosure of finance lease and operating lease by lessee [line items]
Principal	14,086
Interest	448
Payment	14,534
Between one and two years
Disclosure of finance lease and operating lease by lessee [line items]
Principal	11,303
Interest	282
Payment	11,585
Between two and five years
Disclosure of finance lease and operating lease by lessee [line items]
Principal	4,950
Interest	176
Payment	$ 5,126